Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows provided by (used in) operating activities
Income (loss) from continuing operations	$ 36,111	$ 36,705	$ (3,058)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
- Deferred income taxes (note 13)	3,146	(4,921)	(1,007)
- Share-based compensation (note 18)	4,305	979	2,409
- Inventory provision (note 6)	2,529	1,231	6,377
- Provision (recovery) for doubtful accounts	820	934	1,412
Loss on disposal of property, plant and equipment (note 8)	75	42	478
- Depreciation of property, plant and equipment and amortization of licenses (note 8)	4,887	4,638	5,063
- Amortization of prepaid land lease payments (note 9)	249	243	247
- Government grants recognized in income	(197)	(141)	(6,984)
Changes in:
- Accounts receivable	(13,082)	(13,482)	(15,122)
- Inventories	(9,412)	(5,531)	(3,025)
- Income tax payable	(11,844)	4,948	1,720
- Prepaid expenses and deposits	(2,613)	(622)	(436)
- Deferred revenue	(892)	987	(4,959)
- Accounts payable and accrued liabilities	(6,167)	33,416	2,739
- Other non-current liabilities	28	330	339
Net cash provided by (used in) operating activities from continuing operations	7,943	59,756	(13,807)
Net cash used in operating activities from discontinued operations			(95)
Net cash provided by (used in) operating activities	7,943	59,756	(13,902)
Cash flows provided by (used in) financing activities
- Proceeds from bank loans	18,898	28,636	45,462
- Repayments of bank loans	(43,886)	(38,708)	(24,850)
- Proceeds from issuance of common stock, net of share issuance costs	85,304	1,264	315
- Proceeds from shares subscribed	64	428
- Government grants received (note 15)	3,800	2,598	6,857
- Loan from a non-controlling shareholder (note 11(a))		4,440
Net cash provided by (used in) financing activities	64,180	(1,342)	27,784
Cash flows used in investing activities
- Purchase of short-term investments	(19,670)
- Proceeds from disposal of equipment	22	19	26
- Acquisition of property, plant and equipment	(5,613)	(11,915)	(12,654)
- Net proceeds from disposal of subsidiary			861
Net cash used in investing activities from continuing operations	(25,261)	(11,896)	(11,767)
Net cash used in investing activities from discontinued operations			(9)
Net cash used in investing activities	(25,261)	(11,896)	(11,776)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(4,656)	4,005	(2,268)
Increase (decrease) in cash and cash equivalents and restricted cash, including cash from discontinued operation	42,206	50,523	(162)
Less: Net decrease in cash from discontinued operation			(143)
Increase (decrease) in cash and cash equivalents and restricted cash	42,206	50,523	(19)
Cash and cash equivalents and restricted cash, beginning of year	115,964	65,441	65,460
Cash and cash equivalents and restricted cash, end of year	158,170	115,964	65,441
Supplemental disclosure of cash flow information:
Cash paid for interest	1,494	1,325	1,662
Cash paid for income taxes	$ 19,151	$ 7,909	$ 1,885